Fair Value Measurements - Summary of Fair Value Liabilities Measured at Fair Value on Recurring Basis (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Digital currencies		$ 199
Derivative Liabilities		23,231,938	$ 3,794,153
Derivative liabilities for shortfall of shares		14,915,419
Convertible notes inclusive of derivative liabilities		3,283,034	$ 1,781,156
Level 1 [Member]
Digital currencies		199
Derivative Liabilities
Derivative liabilities for shortfall of shares
Convertible notes inclusive of derivative liabilities
Level 2 [Member]
Digital currencies
Derivative Liabilities
Derivative liabilities for shortfall of shares
Convertible notes inclusive of derivative liabilities
Level 3 [Member]
Digital currencies
Derivative Liabilities		23,231,938
Derivative liabilities for shortfall of shares		14,915,419
Convertible notes inclusive of derivative liabilities		$ 3,283,034